UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F-HR

                              Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: September 30, 2010

Check here if Amendment [    ]; Amendment Number:  __
This Amendment (Check only one.):      [  ] is a restatement.
                                       [  ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:        Berkowitz Capital & Co., LLC
Address:     909 Third Avenue
             New York, New York 10022

Form 13F File Number: 28-06619

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:    Jeffrey L. Berkowitz
Title:   Managing Member
Phone:   (212) 940-0700

       Signature                       Place                    Date of Signing
/S/ JEFFREY L. BERKOWITZ               NEW YORK, NY            NOVEMBER 3, 2010
------------------------               ------------            ----------------


Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None

                             Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:        22

Form 13F Information Table Value Total:        $7,508
                                            (thousands)



List of Other Included Managers:

None

    BERKOWITZ CAPITAL PARTNERS, L.P. FORM 13F INFORMATION TABLE (9/31/2010)

                                                                AMOUNT & TYPE OF SECURITY                VOTING AUTHORITY
                                                                -------------------------                ----------------
                                                                SHRS
                             TITLE OF                  VALUE    OR PRN   SH/ PUT/  INVESTMENT  OTHER
NAME OF ISSUER               CLASS          CUSIP      (X1000)  AMOUNT   PRN CALL  DISCRETION  MANAGERS  SOLE    SHARED  NONE
--------------------------------------------------------------------------------------------------------------------------------
ALTERA CORP                  COM            021441100       41    50,000      PUT

APPLE INC                    COM            037899100    2,270     8,000 SH          SOLE                 8,000

APPLE INC                    COM            037899100      157    17,500      CALL                                         17,500

COMMVAULT SYSTEMS INC        COM            204166102      169    95,000      CALL                                         95,000

COMMVAULT SYSTEMS INC        COM            204166103       20    30,000      CALL                                         30,000

COMMVAULT SYSTEMS INC        COM            204166104       12    35,000      CALL                                         35,000

COMPELLENT TECHNOLOGIES INC  COM            20452A108       31    20,000      CALL                                         20,000

E M C CORP MASS              COM            268648102       48   100,000      CALL                                        100,000

E M C CORP MASS              COM            268648103        7   275,000      CALL                                        275,000

FEDEX CORP                   COM            31428X106      855    10,000 SH          SOLE                10,000

ISHARES 2000                 RUSSELL 2000   464287655       25    30,000      PUT                                          30,000

ISILON SYS INC               COM            46432L104       29    30,000      CALL                                         30,000

PENNEY J C INC               COM            708160106      680    25,000 SH          SOLE                25,000

JPMORGAN CHASE & CO          COM            46625H100    1,713    45,000 SH          SOLE                45,000

MOSAIC CO                    COM            61945A107       18    10,000      CALL                                         10,000

NEW YORK TIMES CO            CL A           650111107        2    30,000      CALL                                         30,000

POTASH CORP SASK INC         COM            73755L107        5     5,000      CALL                                          5,000

POTASH CORP SASK INC         COM            73755L108        5    10,000      CALL                                         10,000

QLOGIC CORP                  COM            747277101       36    60,000      CALL                                         60,000

SAKS INC                     COM            79377W108       10    50,000      CALL                                         50,000

SPDR S&P 500 ETF TR          TR UNIT        78462F103      102    45,000      PUT                                          45,000

VMWARE INC                   CL A COM       928563402    1,274    15,000 SH          SOLE                15,000

